INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	APPAREL & TEXTILE PRODUCTS - 1.4%
1,664	Compagnie Financiere Richemont S.A.(a)	$ 261,966
270	Deckers Outdoor Corporation(a)	259,008
113	Hermes International SCA(a)	270,885
34,445	PRADA SpA	246,262
2,504	PVH Corporation	247,120
1,514	Ralph Lauren Corporation	259,288
		1,544,529
	ASSET MANAGEMENT - 1.3%
6,934	3i Group plc(a)	289,474
6,321	Brookfield Corporation	317,993
9,658	Investor A.B.(a)	287,227
4,656	Julius Baer Group Ltd.(a)	271,131
208	Partners Group Holding A.G.(a)	298,712
		1,464,537
	AUTOMOTIVE - 1.9%
8,154	BorgWarner, Inc.	277,807
4,627	Continental A.G.(a)	312,353
16,918	Denso Corporation(a)	259,283
642	Ferrari N.V.	318,938
230,667	Geely Automobile Holdings Ltd.(a)	260,903
7,814	Gentex Corporation	244,813
7,576	Mahindra & Mahindra Ltd. - GDR	253,038
3,123	Toyota Industries Corporation	244,387
		2,171,522
	BANKING - 6.4%
717,555	Bank Mandiri Persero Tbk P.T.	330,804
6,416	Bank Polska Kasa Opieki S.A.(a)	262,386
85,718	BOC Hong Kong Holdings Ltd.	270,416
3,133	Commonwealth Bank of Australia(a)	295,826
18,994	Credit Agricole S.A.(a)	297,149
8,914	Danske Bank A/S(a)	278,165
157	First Citizens BancShares, Inc., Class A	318,820
314,724	First Financial Holding Company Ltd.	267,722
34,101	Grupo Financiero Banorte SAB de CV	236,482

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 6.4% (Continued)
20,387	Hang Seng Bank Ltd.	$ 246,542
9,062	ICICI Bank Ltd. - ADR	265,607
70,887	Intesa Sanpaolo SpA(a)	294,932
18,005	KakaoBank Corporation	297,864
3,724	KBC Group N.V.(a)	289,507
10,974	National Australia Bank Ltd.(a)	283,523
5,362	OTP Bank Nyrt(a)	275,899
16,901	Powszechna Kasa Oszczednosci Bank Polski S.A.	252,479
965,321	PT Bank Rakyat Indonesia (Persero) Tbk(a)	321,670
13,146	Regions Financial Corporation	307,879
17,637	Skandinaviska Enskilda Banken A.B.	283,432
23,677	Standard Bank Group Ltd.(a)	318,730
1,583	SVB Financial Group(a)	21
27,953	Svenska Handelsbanken A.B., A Shares(a)	288,313
12,904	Swedbank A.B., A Shares(a)	275,741
11,477	United Overseas Bank Ltd.(a)	276,074
4,213	Western Alliance Bancorp	344,119
		7,180,102
	BEVERAGES - 0.2%
5,232	Monster Beverage Corporation(a)	246,584

	BIOTECH & PHARMA - 2.1%
2,098	Celltrion, Inc.(a)	318,812
7,289	Chugai Pharmaceutical Company Ltd.(a)	368,161
1,340	CSL Ltd.(a)	278,594
1,030	Genmab A/S(a),(a)	285,932
4,348	Incyte Corporation(a)	285,490
1,912	Neurocrine Biosciences, Inc.(a)	242,939
9,986	Royalty Pharma plc, Class A	289,894
1,787	UCB S.A.(a)	323,311
		2,393,133
	CABLE & SATELLITE - 0.3%
4,889	Liberty Broadband Corporation - Series A(a)	299,451

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CHEMICALS - 3.4%
4,310	Akzo Nobel N.V.(a)	$ 274,853
2,786	Albemarle Corporation	251,437
3,554	CF Industries Holdings, Inc.	295,301
475,727	Chandra Asri Pacific Tbk P.T.	307,044
319	EMS-Chemie Holding A.G.	266,956
12,728	Evonik Industries A.G.(a)	282,047
54	Givaudan S.A.(a)	276,666
2,743	LyondellBasell Industries N.V., Class A	270,734
5,058	Nutrien Ltd.	244,959
2,438	RPM International, Inc.	283,418
7,465	Solvay S.A.(a)	261,539
2,133	Symrise A.G.	280,652
1,814	Westlake Corporation	263,828
9,194	Yara International ASA(a)	267,673
		3,827,107
	COMMERCIAL SUPPORT SERVICES - 2.3%
27,865	ALS Ltd.	295,549
9,417	Bureau Veritas S.A.(a)	310,570
372	Cintas Corporation	299,505
6,091	Edenred S.E.(a)	257,225
1,350	Republic Services, Inc.	281,084
5,361	Rollins, Inc.	269,015
2,943	SGS S.A.	327,596
1,235	Waste Management, Inc.	261,869
26,899	Worley Ltd.	277,292
		2,579,705
	CONSTRUCTION MATERIALS - 1.7%
645	Carlisle Companies, Inc.	273,351
3,355	Cie de Saint-Gobain S.A.(a)	293,229
2,977	Holcim A.G.(a)	286,142
487	Martin Marietta Materials, Inc.	260,136
43,225	Siam Cement PCL (The) - GDR	292,280
908	Sika A.G.(a)	290,488

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONSTRUCTION MATERIALS - 1.7% (Continued)
1,059	Vulcan Materials Company	$ 259,677
		1,955,303
	CONTAINERS & PACKAGING - 1.0%
26,591	Amcor plc - GDR	300,396
6,459	Huhtamaki OYJ	264,556
6,119	International Paper Company	296,282
1,443	Packaging Corp of America	302,367
		1,163,601
	DATA CENTER REIT - 0.2%
1,735	Digital Realty Trust, Inc.	263,043

	DIVERSIFIED INDUSTRIALS - 0.7%
6,029	Alfa Laval A.B.	270,053
1,455	Dover Corporation	270,673
2,399	Emerson Electric Company	252,831
		793,557
	ELECTRIC UTILITIES - 6.1%
7,418	Avangrid, Inc.	264,748
8,546	CenterPoint Energy, Inc.	233,306
33,032	CLP Holdings Ltd.	296,100
4,432	CMS Energy Corporation	300,756
1,306	Constellation Energy Corporation	256,890
19,829	E.ON S.E.	280,736
69,199	EDP - Energias de Portugal S.A.	290,318
18,451	EDP Renovaveis S.A.	295,077
13,797	Endesa S.A.	291,250
2,859,440	Enel Americas S.A.	306,313
37,800	Enel SpA(a)	286,759
2,468	Entergy Corporation	297,863
4,952	Evergy, Inc.	292,861
6,734	Fortis, Inc.	296,298
17,156	Fortum OYJ(a)	274,177
237,603	Gulf Energy Development PCL(c) - GDR	354,506
20,213	Iberdrola S.A.(a)	286,396

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ELECTRIC UTILITIES - 6.1% (Continued)
7,399	OGE Energy Corporation	$ 292,704
7,533	RWE A.G.(a)	271,664
11,650	SSE plc	288,691
33,459	Terna Rete Elettrica Nazionale SpA(a)	290,732
116,449	Vector Ltd.	282,424
3,281	Verbund A.G.(a)	279,763
3,360	WEC Energy Group, Inc.	312,580
		6,922,912
	ELECTRICAL EQUIPMENT - 1.8%
3,222	A O Smith Corporation	269,746
1,578	AMETEK, Inc.	269,917
3,902	Amphenol Corporation, Class A	263,190
9,390	Assa Abloy A.B., Class B	302,806
115,610	Delta Electronics Thailand PCL - GDR	361,978
1,912	Keysight Technologies, Inc.(a)	294,677
4,712	Trimble, Inc.(a)	267,123
		2,029,437
	ENGINEERING & CONSTRUCTION - 0.7%
722	EMCOR Group, Inc.	283,789
6,728	Ferrovial S.E.	280,631
1,674	WSP Global, Inc.	279,050
		843,470
	ENTERTAINMENT CONTENT - 0.3%
43,855	Bollore S.E.(a)	288,635

	FOOD - 2.2%
7,307	Ajinomoto Company, Inc.	279,752
5,832	Campbell Soup Company	289,967
143,362	China Mengniu Dairy Company Ltd.	244,151
9,309	Conagra Brands, Inc.	290,441
7,191	Darling Ingredients, Inc.(a)	300,081
74,007	Grupo Bimbo S.A.B. de C.V.	265,762
3,138	Lamb Weston Holdings, Inc.	194,305
3,712	McCormick & Company, Inc.	297,071

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	FOOD - 2.2% (Continued)
114,071	Wilmar International Ltd.	$ 274,480
		2,436,010
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
25,156	Suzano S.A.	245,444
7,447	UPM-Kymmene OYJ(a)	251,690
		497,134
	GAS & WATER UTILITIES - 1.6%
2,046	American Water Works Company, Inc.	292,824
2,256	Atmos Energy Corporation	294,949
76,650	Hera SpA	294,808
353,955	Hong Kong & China Gas Company Ltd.	288,235
12,086	Naturgy Energy Group S.A.(a)	308,027
59,021	Snam SpA(a)	292,431
		1,771,274
	HEALTH CARE FACILITIES & SERVICES - 1.3%
488	Elevance Health, Inc.	271,762
8,762	Fresenius S.E. & Company KGaA(a),(a)	323,152
839	ICON plc(a)	270,208
1,245	IQVIA Holdings, Inc.(a)	313,180
881	Molina Healthcare, Inc.(a)	308,165
		1,486,467
	HEALTH CARE REIT - 0.8%
13,605	Healthpeak Properties, Inc.	303,119
5,192	Ventas, Inc.	322,476
2,539	Welltower, Inc.	306,407
		932,002
	HOME CONSTRUCTION - 1.4%
1,872	DR Horton, Inc.	353,359
440	Geberit A.G.(a)	279,978
1,753	Lennar Corporation, Class A	319,151
34	NVR, Inc.(a)	311,864
2,396	PulteGroup, Inc.	315,433
		1,579,785

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOTEL REITS - 0.2%
14,642	Host Hotels & Resorts, Inc.	$ 259,163

	HOUSEHOLD PRODUCTS - 0.5%
1,774	Beiersdorf A.G.	256,356
1,037	LG H&H Company Ltd.	275,186
		531,542
	INDUSTRIAL REIT - 0.5%
11,468	Goodman Group(a)	259,260
2,362	Prologis, Inc.	301,911
		561,171
	INDUSTRIAL SUPPORT SERVICES - 1.8%
1,362	Applied Industrial Technologies, Inc.	279,373
3,958	Ashtead Group PLC(a)	280,572
4,180	Fastenal Company	285,410
408	United Rentals, Inc.	302,434
197,946	United Tractors Tbk P.T.(a)	346,455
571	Watsco, Inc.	271,465
1,661	WESCO International, Inc.	274,696
		2,040,405
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
139,462	B3 S.A. Brasil, Bolsa, Balcao	312,583
1,534	Cboe Global Markets, Inc.	315,083
1,267	Deutsche Boerse A.G.(a)	284,123
1,272	Evercore Partners, Inc., Class A	312,581
8,160	Hong Kong Exchanges & Clearing Ltd.(a)	251,565
2,146	Interactive Brokers Group, Inc., Class A	276,598
1,922	Intercontinental Exchange, Inc.	310,499
2,191	London Stock Exchange Group plc(a)	294,919
		2,357,951
	INSURANCE - 4.6%
38,553	AIA Group Ltd.(a)	274,148
44,052	BB Seguridade Participacoes S.A.	286,983
2,930	Brown & Brown, Inc.	308,031
2,235	Cincinnati Financial Corporation	306,262

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSURANCE - 4.6% (Continued)
10,019	Dai-ichi Life Holdings, Inc.(a)	$ 286,265
731	Erie Indemnity Company, Class A	371,515
232	Fairfax Financial Holdings Ltd.	280,069
1,567	Intact Financial Corporation	294,897
91,894	Legal & General Group plc(a)	270,074
3,521	Loews Corporation	288,511
167	Markel Group, Inc.(a)	267,314
9,309	Power Corp of Canada	285,752
1,258	Progressive Corporation (The)	317,267
28,803	Prudential PLC(a)	246,616
6,178	Sampo OYJ, A Shares(a)	275,921
359	Swiss Life Holding A.G.(a)	289,663
12,131	Tryg A/S	270,344
5,026	W R Berkley Corporation	300,052
		5,219,684
	INTERNET MEDIA & SERVICES - 0.8%
1,365	Naspers Ltd.(a)	281,579
7,375	Prosus N.V.(a)	273,302
2,014	REA Group Ltd.	298,542
		853,423
	MACHINERY - 4.2%
4,249	ANDRITZ A.G.	279,886
14,063	Atlas Copco A.B.(a)	254,965
794	Caterpillar, Inc.	282,743
25,799	CNH Industrial N.V.	266,762
695	Disco Corporation(a)	202,808
9,784	FANUC Corporation(a)	286,912
3,329	Graco, Inc.	277,472
6,267	KION Group A.G.(a)	242,770
2,071	Krones A.G.	283,824
1,144	Nordson Corporation	293,505
520	Parker-Hannifin Corporation	312,104
1,948	Regal Rexnord Corporation	326,894
13,171	Sandvik A.B.	280,035

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	MACHINERY - 4.2% (Continued)
557	SMC Corporation	$ 255,276
1,010	Snap-on, Inc.	286,577
2,835	Toro Company (The)	262,521
34,673	WEG S.A.	331,962
		4,727,016
	MEDICAL EQUIPMENT & DEVICES - 4.1%
1,088	Align Technology, Inc.(a)	258,095
7,887	Baxter International, Inc.	299,233
964	Bio-Rad Laboratories, Inc., Class A(a)	325,176
2,180	Coloplast A/S - Series B(a)	297,242
1,210	EssilorLuxottica S.A.(a)	286,452
3,533	Hologic, Inc.(a)	287,021
537	IDEXX Laboratories, Inc.(a)	258,474
1,293	Insulet Corporation(a)	262,182
592	Intuitive Surgical, Inc.(a)	291,637
187	Mettler-Toledo International, Inc.(a)	269,108
1,378	ResMed, Inc.	337,638
2,527	Revvity, Inc.	309,659
856	Sonova Holding A.G.(a)	297,814
1,205	STERIS plc	290,526
2,079	Straumann Holding A.G.	306,760
797	West Pharmaceutical Services, Inc.	249,963
		4,626,980
	METALS & MINING - 2.6%
3,959	Agnico Eagle Mines Ltd.	322,544
8,330	Anglo American Platinum Ltd.(a)	287,617
9,936	Antofagasta plc(a)	241,781
9,164	BHP Group Ltd.	252,888
18,247	Fortescue Ltd.(a)	225,648
2,185	Franco-Nevada Corporation	266,794
5,415	Freeport-McMoRan, Inc.	239,776
6,295	Newmont Corporation	336,091
3,253	Rio Tinto Ltd.(a)	245,615
2,449	Southern Copper Corporation	249,112

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	METALS & MINING - 2.6% (Continued)
4,961	Wheaton Precious Metals Corporation	$ 306,593
		2,974,459
	MULTI ASSET CLASS REIT - 0.3%
4,823	WP Carey, Inc.	289,476

	OFFICE REIT - 0.5%
2,270	Alexandria Real Estate Equities, Inc.	271,424
4,339	BXP, Inc.	326,381
		597,805
	OIL & GAS PRODUCERS - 6.5%
10,363	Aker BP ASA(a)	248,068
8,980	APA Corporation	255,840
7,372	Canadian Natural Resources Ltd.	266,826
13,363	Cenovus Energy, Inc.	247,782
3,217	Chesapeake Energy Corporation(c)	239,634
9,925	Coterra Energy, Inc.	241,475
5,582	Devon Energy Corporation	249,962
1,318	Diamondback Energy, Inc.	257,155
51,541	ENEOS Holdings, Inc.(a)	278,346
17,157	Eni SpA(a)	278,251
2,104	EOG Resources, Inc.	271,037
9,282	Equinor ASA	246,345
18,153	Inpex Corporation(a)	269,394
13,326	Kinder Morgan, Inc.	287,442
9,232	Marathon Oil Corporation	264,497
34,155	MOL Hungarian Oil & Gas plc	258,858
4,175	Occidental Petroleum Corporation	237,892
6,040	OMV A.G.(a)	262,882
3,247	ONEOK, Inc.	299,892
15,654	ORLEN S.A.(a)	259,951
5,601	Ovintiv, Inc.	239,891
63,077	PTT Exploration & Production PCL - GDR	262,400
51,553	Santos Ltd.	251,938
2,038	Targa Resources Corporation	299,381

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 6.5% (Continued)
3,959	TotalEnergies S.E.(a)	$ 272,116
5,788	Tourmaline Oil Corporation	263,778
1,697	Valero Energy Corporation	249,001
13,997	Woodside Energy Group Ltd.(a)	257,600
		7,317,634
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
7,789	Halliburton Company	242,160
5,570	Schlumberger N.V.	245,024
		487,184
	PUBLISHING & BROADCASTING - 0.3%
4,054	Liberty Media Corp-Liberty Formula One(a)	286,293

	REAL ESTATE OWNERS & DEVELOPERS - 1.6%
70,427	CK Asset Holdings Ltd.(a)	284,947
282,774	New World Development Company Ltd.	284,665
554,279	SM Prime Holdings, Inc.	305,031
9,038	Sumitomo Realty & Development Company Ltd.(a)	306,952
165,827	Swire Properties Ltd.	305,802
9,278	Vonovia S.E.(a)	319,726
		1,807,123
	RENEWABLE ENERGY - 0.5%
2,649	Enphase Energy, Inc.(a)	320,635
1,162	First Solar, Inc.(a)	264,204
		584,839
	RESIDENTIAL REIT - 2.1%
2,425	Camden Property Trust	303,610
4,065	Equity LifeStyle Properties, Inc.	295,566
3,829	Equity Residential	286,716
976	Essex Property Trust, Inc.	294,547
7,391	Invitation Homes, Inc.	272,284
1,868	Mid-America Apartment Communities, Inc.	303,307
2,214	Sun Communities, Inc.	299,421
6,436	UDR, Inc.	286,466
		2,341,917

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - CONSUMER STAPLES - 2.1%
12,370	Aeon Company Ltd.(a),(c)	$ 308,761
4,643	Alimentation Couche-Tard, Inc.	265,030
15,432	BIM Birlesik Magazalar A/S	244,575
143,462	Cencosud S.A.	290,409
1,994	Dollar General Corporation	165,442
2,475	Dollar Tree, Inc.(a)	209,113
13,340	Jeronimo Martins SGPS S.A.	246,808
31,168	President Chain Store Corporation	273,890
3,179	Sprouts Farmers Market, Inc.(a)	330,775
		2,334,803
	RETAIL - DISCRETIONARY - 1.3%
89	AutoZone, Inc.(a)	283,152
1,904	Builders FirstSource, Inc.(a)	331,295
1,910	Genuine Parts Company	273,627
249	O'Reilly Automotive, Inc.(a)	281,363
18,860	SM Investments Corporation	296,783
		1,466,220
	RETAIL REIT - 0.5%
4,265	Regency Centers Corporation	310,023
1,752	Simon Property Group, Inc.	293,197
		603,220
	SELF-STORAGE REIT - 0.6%
1,710	Extra Space Storage, Inc.	302,670
923	Public Storage	317,254
		619,924
	SEMICONDUCTORS - 4.1%
6,776	Advantest Corporation(a)	307,812
256	ASML Holding N.V.(a)	229,744
1,650	Broadcom, Inc.	268,653
1,941	Entegris, Inc.	224,904
5,158	GLOBALFOUNDRIES, Inc.(a),(c)	240,775
7,225	Infineon Technologies A.G.(a)	263,511
319	KLA Corporation	261,398
4,538	Lattice Semiconductor Corporation(a)	214,920

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 4.1% (Continued)
3,771	Marvell Technology, Inc.	$ 287,501
2,889	Microchip Technology, Inc.	237,360
319	Monolithic Power Systems, Inc.	298,163
992	NXP Semiconductors N.V.	254,309
3,856	ON Semiconductor Corporation(a)	300,267
1,320	QUALCOMM, Inc.	231,396
14,111	Renesas Electronics Corporation(a)	242,662
2,467	Skyworks Solutions, Inc.	270,359
6,763	STMicroelectronics N.V.(a)	215,044
1,783	Teradyne, Inc.	243,790
		4,592,568
	SOFTWARE – 5.1%
817	ANSYS, Inc.(a)	262,600
1,616	Check Point Software Technologies Ltd.(a)	311,080
3,159	Cloudflare, Inc., Class A(a)	259,480
8,956	Confluent, Inc., Class A(a)	190,046
91	Constellation Software, Inc.	297,141
7,025	Dassault Systemes S.E.(a)	273,919
2,036	Datadog, Inc., Class A(a)	236,705
4,334	Fortinet, Inc.(a)	332,462
10,633	Gen Digital, Inc.	281,349
449	HubSpot, Inc.(a)	224,082
1,065	Manhattan Associates, Inc.(a)	281,618
4,650	Nutanix, Inc., Class A(a)	293,834
2,833	Okta, Inc.(a)	223,042
775	Palo Alto Networks, Inc.(a)	281,108
465	Roper Technologies, Inc.	257,801
1,944	Snowflake, Inc.(a)	222,063
4,223	SS&C Technologies Holdings, Inc.	317,105
438	Synopsys, Inc.(a)	227,576
526	Tyler Technologies, Inc.(a)	309,220
1,426	Veeva Systems, Inc., Class A(a)	308,643
4,021	WiseTech Global Ltd.(a)	323,525
		5,714,399

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SPECIALTY FINANCE - 0.3%
38,468	UWM Holdings Corporation	$ 361,599

	STEEL - 0.7%
1,654	Nucor Corporation	251,259
915	Reliance, Inc.	262,285
2,034	Steel Dynamics, Inc.	243,083
		756,627
	TECHNOLOGY HARDWARE – 1.8%
751	Arista Networks, Inc.(a)	265,388
5,436	Ciena Corporation(a)	313,386
1,623	Garmin Ltd.	297,481
2,423	Jabil, Inc.	264,785
2,045	NetApp, Inc.	246,872
1,010	Samsung SDI Company Ltd.	267,644
313	Super Micro Computer, Inc.(a)	137,000
3,443	Western Digital Corporation(a)	225,826
		2,018,382
	TECHNOLOGY SERVICES - 3.0%
3,340	Amdocs Ltd.	290,480
1,191	Coinbase Global, Inc., Class A(a)	218,382
983	Corpay, Inc.(a)	310,185
3,543	CoStar Group, Inc.(a)	273,874
1,413	EPAM Systems, Inc.(a)	283,674
1,089	Equifax, Inc.	334,464
176	Fair Isaac Corporation(a)	304,528
1,586	Jack Henry & Associates, Inc.	274,426
544	MSCI, Inc.	315,840
2,209	Paychex, Inc.	289,821
971	Verisk Analytics, Inc.	264,908
1,581	Wolters Kluwer N.V.(a)	269,354
		3,429,936
	TELECOMMUNICATIONS - 1.5%
18,018	Hellenic Telecommunications Organization S.A.	291,936

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TELECOMMUNICATIONS - 1.5% (Continued)
68,830	Koninklijke KPN N.V.(a)	$ 280,934
58,719	MTN Group Ltd.(a)	292,665
129,834	Singapore Telecommunications Ltd.(a)	311,414
80,713	Taiwan Mobile Company Ltd.	282,196
109,532	Telstra Group Ltd.(a)	291,364
		1,750,509
	TIMBER REIT - 0.3%
9,319	Weyerhaeuser Company	284,136

	TRANSPORTATION & LOGISTICS - 3.2%
1,306	Aena SME S.A.(a)	263,567
2,228	Canadian National Railway Company	262,506
7,854	CSX Corporation	269,157
1,707	DSV A/S(a)	304,784
16,023	East Japan Railway Company(a)	307,053
219,938	Eva Airways Corporation(a)	242,705
2,108	Expeditors International of Washington, Inc.	260,148
1,640	JB Hunt Transport Services, Inc.	284,048
919	Kuehne + Nagel International A.G.	284,387
1,487	Old Dominion Freight Line, Inc.	286,694
20,449	Poste Italiane SpA(a)	283,637
2,253	Ryanair Holdings plc - ADR	251,119
32,095	Transurban Group(a)	294,360
		3,594,165
	TRANSPORTATION EQUIPMENT - 0.5%
2,568	PACCAR, Inc.	246,990
10,233	Volvo A.B., A Shares(a)	275,275
		522,265
	WHOLESALE - CONSUMER STAPLES - 0.5%
2,492	Bunge Global S.A.	252,639
5,521	ITOCHU Corporation(a)	291,022
		543,661
	WHOLESALE - DISCRETIONARY - 0.5%
4,805	Copart, Inc.(a)	254,473

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares				Fair Value
	COMMON STOCKS — 99.1% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5% (Continued)
855	Pool Corporation			$ 300,635
				555,108

	TOTAL COMMON STOCKS (Cost $97,603,700)			111,680,887

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
6,295	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $304,806)			245,215

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(e)
	MEDICAL EQUIPMENT & DEVICES - 0.0% (e)
1,226	ABIOMED, Inc. – CVR (Cost $0) (a)(b)	12/31/2029	$35	–

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.9%
MONEY MARKET FUND - 0.9%
964,788	Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.25% (Cost $964,788)(d)(f)	$ 964,788

	TOTAL INVESTMENTS - 100.2% (Cost $98,873,294)	$ 112,890,890
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(218,727)
	NET ASSETS - 100.0%	$ 112,672,163

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
CVR	- Contingent Value Right
GDR	- Global Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
(a)	Non-income producing security.
(b)	The fair value of this investment is determined using significant unobservable inputs.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2024 was $931,552.
(d)	Security was purchased with cash received as collateral for securities on loan at August 31, 2024. Total collateral had a value of $964,788 at August 31, 2024.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of August 31, 2024.